SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
16.	SUBSEQUENT EVENTS
Starting from January 2020, a novel strain of coronavirus (“COVID-19”) has spread worldwide. Since then, the resulting restrictions on travel and quarantines in China and other countries and regions have caused adverse impacts on the Company’s business, slowing down the transformation in relation with loan facilitation for institutional funding partners in February but recovered in March. The extent to which COVID-19 impacts the business and financial results of the Company depends on future developments, which are uncertain and cannot be predicted, including new information which may emerge concerning the severity of COVID-19 and actions to contain COVID-19 or mitigate its impact, among others.
As of the reporting date, COVID-19 has not caused a material negative impact on the Company’s business, financial condition, liquidity, results of operations and prospects. The future financial impact on the Company, if any, of COVID-19 cannot be reasonably estimated at this time, and the Company will continue to closely monitor the impact of the COVID-19 outbreak.
On March 13, 2020, the Company and another independent investor entered into a share purchase agreement with China Smartpay, pursuant to which, among others, the Company agreed, subject to the approval obtained from the China Smartpay’s general meeting, to acquire ordinary shares of Keen Best Investments Limited (“Keen Best”), representing 35% equity interest in Keen Best, a wholly-owned subsidiary of China Smartpay. Mr. Yan, the founder, director and chief executive officer of the Company currently beneficially owns approximately 29.8% equity interest in China Smartpay. The Keen Best holds 100% of the equity interests in Union Evernew Investment Limited, a company incorporated in Hong Kong with limited liability, which in turn wholly owns Massnet Microcredit Company (Chongqing) Limited (“Massnet Microcredit”), a company established in the PRC with limited liability. Keen Best and its subsidiaries are principally engaged in internet microcredit business in the PRC through its nationwide microloan lending license. The purchase consideration is HK$105,000,000 and the Company plans to settle the consideration by offset its receivable from China Smartpay.